Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Financial assets:
Cash and cash equivalents	$ 1,566	$ 1,560	$ 316
Short-term deposits			2,308
Related parties	659	4,239	2,448
Other receivables	49	449	190
Investments in financial assets	326	871	403
Total financial assets	2,600	7,119	5,665
Financial liabilities:
Credit from others		75
Convertible debenture	2,086
Warrants liability	1,568		345
Other short-term liability	341
Lease liability	25	48	64
Total financial and lease liabilities	$ 4,020	$ 123	$ 409